ADVERTISING COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
ADVERTISING COSTS
Advertising costs	¥ 179,064	¥ 194,157	¥ 83,153